UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  1999
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:               93
                                                 -------------------
Form 13F Information Table Value Total:            $103,818
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock 2008 Insured Municip CU               09247k109     1065    71300 SH       SOLE                    71300
Blackrock CA Insured 2008      CU               09247g108     2443   165600 SH       SOLE                   165600
Blackrock 1999 Term Trust      CI               09247t100      200    19900 SH       SOLE                    19900
Blackrock 2000 Target Term Tru CI               092476100     4358   455750 SH       SOLE                   455750
Blackrock 2001 Term Trust      CI               092477108     3353   372600 SH       SOLE                   372600
Blackrock 2002 Strategic Term  CI               09247p108     3654   411700 SH       SOLE                   411700
Blackrock 2004 Invest Qual Ter CI               09247j102      118    14700 SH       SOLE                    14700
Income Opportunities Fund 2000 CI               45333q105      233    24200 SH       SOLE                    24200
TCW/DW Term Tr 2002            CI               87234t101      291    31500 SH       SOLE                    31500
'S&P 500' Depository Receipts  COM              78462F103     2111 16395.00 SH       SOLE                 16395.00
3Com Corp.                     COM              885535104      276  9610.00 SH       SOLE                  9610.00
AT&T Liberty Media Group Cl A  COM              001957208     1111 29770.00 SH       SOLE                 29770.00
Abbott Labs                    COM              002824100     1739 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100      178 11500.00 SH       SOLE                 11500.00
Allied Signal Inc.             COM              019512102     1576 26300.00 SH       SOLE                 26300.00
America Online Inc.            COM              02364J104      359  3450.00 SH       SOLE                  3450.00
American Express               COM              025816109      472  3500.00 SH       SOLE                  3500.00
American Home Products         COM              026609107     1237 29800.00 SH       SOLE                 29800.00
American Tel & Tel             COM              001957109      276  6343.00 SH       SOLE                  6343.00
Amgen, Inc                     COM              031162100     2217 27200.00 SH       SOLE                 27200.00
At Home Corp.                  COM              045919107      218  5252.05 SH       SOLE                  5252.05
Bankamerica Corp               COM              06605f102      529  9506.00 SH       SOLE                  9506.00
Bestfoods                      COM              08658u101      235  4840.00 SH       SOLE                  4840.00
Bristol Myers Squibb           COM              110122108     2813 41670.00 SH       SOLE                 41670.00
CBS Corp.                      COM              12490k107     1407 30425.00 SH       SOLE                 30425.00
Cadiz Inc.                     COM              127537108      718 75100.00 SH       SOLE                 75100.00
Chevron Corp                   COM              166751107      415  4680.00 SH       SOLE                  4680.00
Cisco Systems                  COM              17275r102     2318 33802.00 SH       SOLE                 33802.00
Citigroup Inc.                 COM              172967101      449 10200.00 SH       SOLE                 10200.00
Coca Cola                      COM              19123G9A6     2226 46142.00 SH       SOLE                 46142.00
Colgate Palmolive Co.          COM              194162103      650 14200.00 SH       SOLE                 14200.00
Comcast Corp Class A Special   COM              200300200     1023 25650.00 SH       SOLE                 25650.00
Compaq Computer Corp.          COM              204493100      591 25824.00 SH       SOLE                 25824.00
Dell Computer                  COM              247025109      932 22300.00 SH       SOLE                 22300.00
Enron Corp.                    COM              293561106     1189 28965.00 SH       SOLE                 28965.00
Exxon Corp                     COM              302290101     1918 25232.00 SH       SOLE                 25232.00
Firstar Corp. New              COM              33763v109     1291 50400.00 SH       SOLE                 50400.00
GTE Corp                       COM              362320103      949 12350.00 SH       SOLE                 12350.00
General Electric Co            COM              369604103     4796 40450.00 SH       SOLE                 40450.00
Genzyme Corp                   COM              372917104      203  4500.00 SH       SOLE                  4500.00
Gillette Co.                   COM              375766102      282  8320.00 SH       SOLE                  8320.00
Home Depot                     COM              437076102     1276 18600.00 SH       SOLE                 18600.00
Intel Corp                     COM              458140100     2482 33400.00 SH       SOLE                 33400.00
Intelidata Technologies Corp.  COM              45814t107       53 26000.00 SH       SOLE                 26000.00
Johnson & Johnson Inc          COM              478160104     2091 22762.00 SH       SOLE                 22762.00
Keystone Automotive            COM              49338n109      155 14200.00 SH       SOLE                 14200.00
Lucent Technologies            COM              549463107     5417 83504.00 SH       SOLE                 83504.00
MCI Worldcom Inc.              COM              55268B106     4027 56029.00 SH       SOLE                 56029.00
Main Street & Main Inc. New    COM              560345308      159 45450.00 SH       SOLE                 45450.00
McDonalds Corp.                COM              580135101      294  6800.00 SH       SOLE                  6800.00
Media One Group                COM              912889201      437  6400.00 SH       SOLE                  6400.00
Medtronic Inc                  COM              585055106      605 17000.00 SH       SOLE                 17000.00
Merck & Co Inc                 COM              589331107     7243 111750.00SH       SOLE                111750.00
Merrill Lynch & Co., Inc.      COM              590188108      350  5200.00 SH       SOLE                  5200.00
Microsoft                      COM              594918104     1944 21468.00 SH       SOLE                 21468.00
Mobil Oil Corp                 COM              607059102      775  7692.00 SH       SOLE                  7692.00
Motorola Inc                   COM              620076109      561  6373.00 SH       SOLE                  6373.00
Newstar Media Inc.             COM              652503103       10 20000.00 SH       SOLE                 20000.00
Office Depot                   COM              676220106      190 18100.00 SH       SOLE                 18100.00
Oracle Corporation             COM              68389x105     2695 59223.00 SH       SOLE                 59223.00
Peoplesoft, Inc.               COM              712713106      235 13900.00 SH       SOLE                 13900.00
Pfizer Inc.                    COM              717081103      759 21150.00 SH       SOLE                 21150.00
Proctor & Gamble               COM              742718109     2355 25123.00 SH       SOLE                 25123.00
Qwest Communications Intl. Inc COM              749121109      923 31212.00 SH       SOLE                 31212.00
Royal Dutch Petroleum          COM              780257804      846 14320.00 SH       SOLE                 14320.00
Schering-Plough Corp           COM              806605101     3077 70526.00 SH       SOLE                 70526.00
Staples Inc.                   COM              855030102      328 15050.00 SH       SOLE                 15050.00
Star Telecommunication         COM              854923109      102 18900.00 SH       SOLE                 18900.00
Starbucks Corp.                COM              855244109      778 31400.00 SH       SOLE                 31400.00
Sun Microsystems               COM              866810104      335  3600.00 SH       SOLE                  3600.00
Texaco Inc                     COM              881694103      890 14100.00 SH       SOLE                 14100.00
Time Warner Inc.               COM              887315109      407  6700.00 SH       SOLE                  6700.00
Trinity Biotech                COM              896438108       17 10000.00 SH       SOLE                 10000.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1534 14800.00 SH       SOLE                 14800.00
US West, Inc.                  COM              91273h101      393  6888.00 SH       SOLE                  6888.00
Wal-Mart Stores Inc            COM              931142103      562 11820.00 SH       SOLE                 11820.00
Walt Disney Company            COM              254687106      937 36057.00 SH       SOLE                 36057.00
Warner Lambert Co              COM              934488107      492  7416.00 SH       SOLE                  7416.00
Weirton Steel Corp.            COM              948774104       34 16000.00 SH       SOLE                 16000.00
Western Resources Inc.         COM              959425109      248 11600.00 SH       SOLE                 11600.00
Oracle CALLs adj #1.5x ex. px. CALL             6839629a4     -268      -50 SH  CALL SOLE                      -50
Alliance Capital Mgmt LP       LTD              018548107      840 30600.00 SH       SOLE                 30600.00
Buckeye Partners LP            LTD              118230101     1206 44668.00 SH       SOLE                 44668.00
Leviathan Gas Pipeline Partner LTD              527367205      209  9200.00 SH       SOLE                  9200.00
Nvest LP                       LTD              67065f107      577 27500.00 SH       SOLE                 27500.00
Pimco Advisors Hldgs LP        LTD              69338p102      721 22885.00 SH       SOLE                 22885.00
Berkshire Realty Company       REIT             084710102      433 36095.000SH       SOLE                36095.000
Equity Office PPty TR          REIT             294741103      388 16700.000SH       SOLE                16700.000
Equity Residential Properties  REIT             29476l107      376 8884.000 SH       SOLE                 8884.000
Meditrust Corp (Pair Certifica REIT             58501t306      174 20482.000SH       SOLE                20482.000
Nationwide Health Properties I REIT             638620104      222 13350.000SH       SOLE                13350.000
Spieker Properties, Inc.       REIT             848497103      451 13000.000SH       SOLE                13000.000
Wyndham Intl., Inc.            REIT             983101106       50 19063.331SH       SOLE                19063.331
                                                       103,818

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